Reading i:\apps\axys3\rep\new705.rep.
abpcore: Missing investment discretion label abpcore: Missing voting authority label boaval: Missing investment discretion label boaval: Missing voting authority label citival: Missing investment discretion label citival: Missing voting authority label elofric: Missing investment discretion label elofric: Missing voting authority label elomsmm: Missing investment discretion label elomsmm: Missing voting authority label eurgm: Missing investment discretion label eurgm: Missing voting authority label fsaon: Missing investment discretion label fsaon: Missing voting authority label fsaonlev: Missing investment discretion label fsaonlev: Missing voting authority label groone: Missing investment discretion label groone: Missing voting authority label hfrval: Missing investment discretion label hfrval: Missing voting authority label indy: Missing investment discretion label indy: Missing voting authority label scamills: Missing investment discretion label scamills: Missing voting authority label scaquin: Missing investment discretion label scaquin: Missing voting authority label zcmval: Missing investment discretion label zcmval: Missing voting authority label
Report new705 completed with errors.